CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 47,079	$ 7,427	¥ 143,284	¥ 140,350
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation (gain) loss on previously held equity interest	2		(8,759)	(1,538)
(Gain) Loss on disposals of equity method investees	32	5	(644)	(1)
Loss (Gain) related to equity securities and other investments	20,479	3,230	(57,930)	4,439
Change in fair value of other assets and liabilities	1,478	233	250	1,661
Gain in relation to the receipt of the 33% equity interest in Ant Group Co., Ltd. ("Ant Group") (Note 4(k))				(71,561)
Gain on disposals of subsidiaries	(1,163)	(183)	(383)	(10,042)
Depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	27,808	4,386	26,389	20,523
Amortization of intangible assets and licensed copyrights	20,257	3,195	21,520	21,904
Share-based compensation expense	23,971	3,782	50,120	31,742
Impairment of equity securities and other investments, and other assets	8,922	1,407	7,481	13,256
Impairment of goodwill, intangible assets and licensed copyrights	25,886	4,083	1,688	4,104
(Gain) Loss on disposals of property and equipment	132	21	75	(24)
Amortization of restructuring reserve				97
Share of results of equity method investees	(14,344)	(2,263)	(6,984)	5,733
Deferred income taxes	(1,369)	(216)	3,236	(3,443)
Allowance for doubtful accounts	1,739	275	1,935	1,989
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights (Note 2(x))	(32,496)	(5,126)	(43,611)	(43,386)
Income tax payable	(3,526)	(556)	4,026	2,538
Accrued expenses, accounts payable and other liabilities	13,327	2,103	74,554	51,474
Merchant deposits	(270)	(43)	1,377	2,878
Deferred revenue and customer advances	4,815	760	14,162	7,914
Net cash provided by operating activities	142,759	22,520	231,786	180,607
Cash flows from investing activities:
Increase in short-term investments, net	(106,984)	(16,876)	(114,826)	(24,907)
Payments for settlement of forward exchange contracts	(448)	(71)	(803)	(193)
Acquisitions of equity securities and other investments and other assets	(39,378)	(6,212)	(57,514)	(29,944)
Disposals of equity securities and other investments	14,543	2,294	7,280	18,798
Acquisitions of equity method investees	(9,383)	(1,480)	(18,661)	(24,488)
[Disposals, distributions and dividends] of equity method investees	936	148	2,538	78
Disposals of intellectual property rights and assets (Note 4(k))			369	12,648
Acquisitions of:
Land use rights, property and equipment	(53,309)	(8,409)	(41,450)	(32,550)
Licensed copyrights (Note 2(x)) and other intangible assets	(15)	(2)	(1,735)	(12,836)
Cash paid for business combinations, net of cash acquired	(4,087)	(645)	(19,137)	(14,536)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(11)	(2)	(126)	(107)
Loans to employees, net of repayments	(456)	(72)	(129)	(35)
Net cash used in investing activities	(198,592)	(31,327)	(244,194)	(108,072)
Cash flows from financing activities:
Issuance of ordinary shares	109	17	175	91,506
Repurchase of ordinary shares	(61,225)	(9,658)	(773)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(7,406)	(1,168)	(11,218)	(15,402)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(881)	(139)	(471)	(278)
Capital injection from noncontrolling interests	12,240	1,931	11,020	11,049
Proceeds from bank borrowings, net of upfront fee payment for a syndicated loan	9,427	1,487	6,402	15,719
Repayment of bank borrowings	(7,128)	(1,125)	(7,061)	(15,943)
Proceeds from unsecured senior notes, net of debt issuance cost			32,008
Repayment of unsecured senior notes	(9,585)	(1,512)		(15,798)
Net cash provided by (used in) financing activities	(64,449)	(10,167)	30,082	70,853
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(8,834)	(1,394)	(7,187)	4,100
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(129,116)	(20,368)	10,487	147,488
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	356,469	56,232	345,982	198,494
Cash and cash equivalents, restricted cash and escrow receivables at end of year	227,353	35,864	356,469	345,982
Supplemental disclosures of cash flow information:
Payment of income tax	31,733		20,898	21,474
Payment of interest	4,886		4,101	5,066
Business combinations:
Cash paid for business combinations	(5,282)		(27,014)	(16,022)
Cash acquired in business combinations	1,195		7,877	1,486
Cash paid for business combinations, net of cash acquired	¥ (4,087)	$ (645)	¥ (19,137)	¥ (14,536)